Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (loss) per share
Earnings (loss) Per Share
	For the years ended December 31,
	2021	2020	2019
		(Adjusted – Note 2)	(Adjusted – Note 2)
Net income (loss) for the year	$(3,123,799)	$(6,028,228)	$3,794,709
Weighted average number of shares outstanding for the year:
Basic	64,658,380	64,409,170	68,156,059
Diluted	64,658,380	64,409,170	68,156,059
Net Income (loss) per share – Basic	$(0.05)	$(0.09)	$0.06
Net Income (loss) per share – Diluted	$(0.05)	$(0.09)	$0.06